Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt
Note 6 - Long-Term Debt

Senior Secured Credit Facility

 On October 3, 2011, the Company and DD Energy, Inc., EnerJex Kansas, Inc., Black Sable Energy, LLC and Working Interest, LLC ("Borrowers") entered into an Amended and Restated Credit Agreement with Texas Capital Bank, N.A. (the “Bank”) and other financial institutions and banks that may become a party to the Credit Agreement from time to time. The facilities provided under the Amended and Restated Credit Agreement were used to refinance Borrowers prior outstanding revolving loan facility with Bank, dated July 3, 2008, and for working capital and general corporate purposes.

At our option, loans under the facility will bear stated interest based on the Base Rate plus Base Rate Margin, or Floating Rate plus Floating Rate Margin (as those terms are defined in the Credit Agreement). The Base Rate will be, for any day, a fluctuating rate per annum equal to the higher of (a) the Federal Funds Rate plus 0.50% and (b) the Bank's prime rate. The Floating Rate shall mean, at Borrower's option, a per annum interest rate equal to (i) the Eurodollar Rate plus Eurodollar Margin, or (ii) the Base Rate plus Base Rate Margin (as those terms are defined in the Amended and Restated Credit Agreement). Eurodollar borrowings may be for one, two, three, or six months, as selected by the Borrowers. The margins for all loans are based on a pricing grid ranging from 0.00% to 0.75% for the Base Rate Margin and 2.25% to 3.00% for the Floating Rate Margin based on the Company's Borrowing Base Utilization Percentage (as defined in the Amended and Restated Credit Agreement).

On December 15, 2011, we entered into a First Amendment to Amended and Restated Credit Agreement and Second Amended and Restated Promissory Note in the amount of $50,000,000 with the Bank. The Amendment reflected the addition of Rantoul Partners as an additional Borrower and added as additional security for the loans the assets held by Rantoul Partners.

On August 31, 2012, we entered into a Second Amendment to Amended and Restated Credit Agreement with the Bank. The Second Amendment: (i) increased our borrowing base to $7,000,000, (ii) reduced the minimum interest rate to 3.75%, and (iii) added additional new leases as collateral for the loan.

On November 2, 2012, we entered into a Third Amendment to Amended and Restated Credit Agreement with the Bank. The Third Amendment (i) increased our borrowing base to $12,150,000, and (ii) clarified certain continuing covenants and provided a limited waiver of compliance with one of the covenants so clarified for the quarter ended December 31, 2011.

On January 24, 2013, we entered into a Fourth Amendment to Amended and Restated Credit Agreement, which was made effective as of December 31, 2012 with the Bank.  The Fourth Amendment reflects the following changes: (i) the Bank consented to the restructuring transactions related to the dissolution of Rantoul Partners, and (ii) the Bank terminated a Limited Guaranty, as defined in the Credit Agreement, executed by Rantoul Partners in favor of the Bank.

On April 16, 2013, the Bank increased our borrowing base to $19.5 million.

On September 30, 2013, we entered into a Fifth Amendment to the Amended and Restated Credit Agreement.  The Fifth Amendment reflects the following changes:  (i) an expanded principal commitment amount of the Bank to $100,000,000, (ii) an increase in our Borrowing Base to $38,000,000, (iii) the addition of Black Raven Energy, Inc. to the Credit Agreement as a borrower party, (iv) the addition of certain collateral and security interests in favor of the Bank, and (v) the reduction of our current interest rate to 3.30%.

On November 19, 2013, we entered into a Sixth Amendment to the Amended and Restated Credit Agreement. The Sixth Amendment reflects the following changes: (i) added Iberia Bank as a participant into our credit facility, and (ii) made a technical correction to our covenant calculations.

Our current borrowing base is $38 million, of which we had borrowed $32.0 million as of March 31, 2014. We intend to conduct an additional borrowing base review in the second quarter of 2014 and we expect increases in production and the maturity of existing production to result in an additional borrowing base increase as part of the additional borrowing base review. For the three month period ended March 31, 2014 and for the year ended December 31, 2013 the interest rate was 3.3%. This facility expires on October 3, 2015.

Other Long Term Debt

We financed the purchase of vehicles through a bank.  The notes are for four years and the vehicles collateralize these notes. The long term balance on the notes at March 31, 2014 was $38,159.

Note 4 - Long-Term Debt

Senior Secured Credit Facility

On October 3, 2011, the Company and DD Energy, Inc., EnerJex Kansas, Inc., Black Sable Energy, LLC and Working Interest, LLC ("Borrowers") entered into an Amended and Restated Credit Agreement with Texas Capital Bank, and other financial institutions and banks that may become a party to the Credit Agreement from time to time. The facilities provided under the Amended and Restated Credit Agreement are to be used to refinance Borrowers prior outstanding revolving loan facility with Bank, dated July 3, 2008, and for working capital and general corporate purposes.

At our option, loans under the facility will bear stated interest based on the Base Rate plus Base Rate Margin, or Floating Rate plus Floating Rate Margin (as those terms are defined in the Credit Agreement). The Base Rate will be, for any day, a fluctuating rate per annum equal to the higher of (a) the Federal Funds Rate plus 0.50% and (b) the Bank's prime rate. The Floating Rate shall mean, at Borrower's option, a per annum interest rate equal to (i) the Eurodollar Rate plus Eurodollar Margin, or (ii) the Base Rate plus Base Rate Margin (as those terms are defined in the Amended and Restated Credit Agreement). Eurodollar borrowings may be for one, two, three, or six months, as selected by the Borrowers. The margins for all loans are based on a pricing grid ranging from 0.00% to 0.75% for the Base Rate Margin and 2.25% to 3.00% for the Floating Rate Margin based on the Company's Borrowing Base Utilization Percentage (as defined in the Amended and Restated Credit Agreement).

We entered into a First Amendment to Amended and Restated Credit Agreement and Second Amended and Restated Promissory Note in the amount of $50,000,000 with Texas Capital Bank, which closed on December 15, 2011. The Amendment reflects the addition of Rantoul Partners, as an additional Borrower and adds as additional security for the loans the assets held by Rantoul Partners.

On August 31, 2012, we entered into a Second Amendment to Amended and Restated Credit Agreement with Texas Capital Bank. The Second Amendment: (i) increased the borrowing base to  $7,000,000  (ii) reduced the minimum interest rate to 3.75% and (iii) added additional new leases as collateral for the loan.

On November 2, 2012, we entered into a Third Amendment to Amended and Restated Credit Agreement with the Texas Capital Bank. The Third Amendment (i) increased the borrowing base to $12,150,000 and (ii) clarified certain continuing covenants and provided a limited waiver of compliance with one of the covenants so clarified for the fiscal quarter ended December 31, 2011.

On January 24, 2013, we entered into a Fourth Amendment to Amended and Restated Credit Agreement, which was made effective as of December 31, 2012 with Texas Capital Bank.  The Fourth Amendment reflects the following changes: (i) the Bank consented to the restructuring transactions related to the dissolution of Rantoul Partners, and (ii) the Bank terminated a Limited Guaranty, as defined in the Credit Agreement, executed by Rantoul Partners in favor of the Bank

On April 16, 2013, the Bank increased our borrowing base to $19.5 million.

On September 30, 2013, the Company entered into a Fifth Amendment to the Amended and Restated Credit Agreement.  The Fifth Amendment reflects the following changes:  (i) an expanded principal commitment amount of the Bank to $100,000,000; (ii) increased the Borrowing Base to $38,000,000; (iii) added Black Raven Energy, Inc. to the Credit Agreement as borrower parties; (iv) added certain collateral and security interests in favor of the Bank; and (v) reduced the Company’s current interest rate to 3.30%.

Our Current borrowing base is $38 million, of which we had borrowed $31.5 million as of December 31, 2013. We intend to conduct an additional borrowing base review in the second quarter of 2014 and we expect increases in production and the maturity of existing production to result in an additional borrowing base increase as part of the additional borrowing base review. For the year ended December 31, 2013 the interest rate was 3.3%. This facility expires on October 3, 2015.

We financed the purchase of vehicles through a bank.  The notes are for four years and the vehicles collateralize these notes. The long term balance on the notes at December 31, 2013 was $47,255.